SHARE-BASED COMPENSATION (Schedule of Expense Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 1,234	$ 645	$ 1,363
Cost of Revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	226	71	188
Research and development [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	375	181	488
Selling and marketing [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	40	63	204
General and administrative [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation	$ 593	$ 330	$ 483